Nuveen Preferred and Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 148.6%   (99.1% of Total Investments)
X 63,303,972 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 78.8% (52.6% of Total Investments)
X 63,303,972
Automobiles - 2.2%
$ 550 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 480,562
1,479 General Motors Financial Co Inc 5.750% N/A (3) BB+ 1,255,331
Total Automobiles 1,735,893
Banks - 28.4%
240 Bank of America Corp 6.100% N/A (3) BBB+ 235,500
550 Bank of America Corp 6.250% N/A (3) BBB+ 537,680
685 Bank of America Corp 6.500% N/A (3) BBB+ 682,890
365 Bank of America Corp 4.375% N/A (3) BBB+ 311,162
730 Bank of America Corp 6.300% N/A (3) BBB+ 735,148
1,455 Citigroup Inc 6.300% N/A (3) BBB- 1,372,502
1,337 Citigroup Inc 5.950% N/A (3) BBB- 1,253,461
420 Citigroup Inc 4.150% N/A (3) BBB- 345,450
630 Citigroup Inc 5.000% N/A (3) BBB- 590,625
240 Citigroup Inc 7.375% N/A (3) BBB- 237,000
900 Citigroup Inc 6.250% N/A (3) BBB- 882,693
444 Citizens Financial Group Inc 6.375% N/A (3) Baa3 384,060
880 CoBank ACB 6.450% N/A (3) BBB+ 829,332
833 CoBank ACB 6.250% N/A (3) BBB+ 784,103
200 Fifth Third Bancorp 4.500% N/A (3) Baa3 177,130
475 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (4)
8.838% N/A (3) Ba1 440,563
775 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 691,319
1,290 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 1,236,292
345 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 341,367
1,910 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 1,907,708
315 KeyCorp 5.000% N/A (3) Baa3 248,850
220 M&T Bank Corp 3.500% N/A (3) Baa2 144,650
515 M&T Bank Corp 5.125% N/A (3) Baa2 398,854
345 M&T Bank Corp 6.450% N/A (3) Baa2 312,441
170 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 160,090
420 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 389,550
485 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 371,061
875 PNC Financial Services Group Inc/The 6.250% N/A (3) Baa2 801,937
266 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 242,060
310 Regions Financial Corp 5.750% N/A (3) Baa3 293,026
525 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (4)
7.968% N/A (3) Baa2 504,000
605 Truist Financial Corp 5.100% N/A (3) Baa2 533,648
1,265 Truist Financial Corp 4.800% N/A (3) Baa2 1,098,969
885 Wells Fargo & Co 5.900% N/A (3) Baa2 834,466
805 Wells Fargo & Co 7.950% 11/15/29 Baa1 897,304
1,040 Wells Fargo & Co 5.875% N/A (3) Baa2 1,017,349
355 Zions Bancorp NA 7.200% N/A (3) BB+ 304,767
355 Zions Bancorp NA 5.800% N/A (3) BB+ 278,351
Total Banks 22,807,358
Capital Markets - 3.2%
205 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 199,619
595 Charles Schwab Corp/The 5.375% N/A (3) Baa2 566,366
878 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 847,155
360 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 301,758

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 709 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- $ 672,689
Total Capital Markets 2,587,587
Consumer Finance - 2.3%
470 Ally Financial Inc 4.700% N/A (3) Ba2 346,625
475 Ally Financial Inc 4.700% N/A (3) Ba2 333,688
435 American Express Co 3.550% N/A (3) Baa2 365,478
500 Capital One Financial Corp 3.950% N/A (3) Baa3 368,819
335 Discover Financial Services 6.125% N/A (3) Ba1 317,138
145 Discover Financial Services 5.500% N/A (3) Ba1 110,200
Total Consumer Finance 1,841,948
Electric Utilities - 2.7%
345 American Electric Power Co Inc 3.875% 2/15/62 BBB 276,112
370 Edison International 5.000% N/A (3) BB+ 316,282
160 Edison International 5.375% N/A (3) BB+ 142,484
1,125 Emera Inc 6.750% 6/15/76 BB+ 1,071,464
360 Southern Co/The 4.000% 1/15/51 BBB- 338,256
Total Electric Utilities 2,144,598
Financial Services - 4.9%
305 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 265,350
425 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 382,500
250 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 220,000
2 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 1,990,032
630 Equitable Holdings Inc 4.950% N/A (3) BBB- 574,123
560 Voya Financial Inc 6.125% N/A (3) BBB- 539,381
Total Financial Services 3,971,386
Food Products - 5.9%
2,005 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 1,704,250
1,275 Land O' Lakes Inc, 144A 7.000% N/A (3) BB 1,083,750
620 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 533,200
1,550 Land O' Lakes Inc, 144A 8.000% N/A (3) BB 1,426,000
Total Food Products 4,747,200
Independent Power and Renewable Electricity Producers - 1.1%
355 AES Andes SA, 144A 7.125% 3/26/79 BB 334,410
245 AES Andes SA, 144A 6.350% 10/07/79 BB 227,333
200 Vistra Corp, 144A 8.000% N/A (3) Ba3 188,500
195 Vistra Corp, 144A 7.000% N/A (3) Ba3 174,881
Total Independent Power and Renewable Electricity Producers 925,124
Industrial Conglomerates - 0.6%
465 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
8.196% N/A (3) BBB- 464,186
Total Industrial Conglomerates 464,186
Insurance - 15.6%
280 Aegon NV 5.500% 4/11/48 Baa1 271,544
260 American International Group Inc 5.750% 4/01/48 BBB- 250,250
1,490 Assurant Inc 7.000% 3/27/48 Baa3 1,421,389
3,390 Assured Guaranty Municipal Holdings Inc, 144A (5) 6.400% 12/15/66 BBB+ 3,034,050
440 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 353,653
375 Enstar Finance LLC 5.500% 1/15/42 BBB- 269,961
220 Enstar Finance LLC 5.750% 9/01/40 BBB- 183,667
845 Markel Corp 6.000% N/A (3) BBB- 821,025
205 MetLife Inc 5.875% N/A (3) BBB 190,229

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 900 MetLife Inc, 144A 9.250% 4/08/38 BBB $ 1,059,750
450 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 378,066
750 Provident Financing Trust I 7.405% 3/15/38 BB+ 753,750
200 Prudential Financial Inc 5.125% 3/01/52 BBB+ 180,946
125 Prudential Financial Inc 3.700% 10/01/50 BBB+ 107,120
268 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 265,434
840 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 839,908
940 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 887,533
1,290 SBL Holdings Inc, 144A 7.000% N/A (3) BB 832,050
740 SBL Holdings Inc, 144A 6.500% N/A (3) BB 430,821
Total Insurance 12,531,146
Media - 0.3%
295 Paramount Global 6.375% 3/30/62 Baa3 253,039
Total Media 253,039
Multi-Utilities - 2.7%
225 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 181,969
840 CenterPoint Energy Inc 6.125% N/A (3) BBB- 800,100
75 CMS Energy Corp 4.750% 6/01/50 BBB- 65,625
304 NiSource Inc 5.650% N/A (3) BBB- 288,466
440 Sempra Energy 4.875% N/A (3) BBB- 413,759
475 Sempra Energy 4.125% 4/01/52 BBB- 384,675
Total Multi-Utilities 2,134,594
Oil, Gas & Consumable Fuels - 2.5%
350 Enbridge Inc 7.625% 1/15/83 BBB- 356,503
220 Enbridge Inc 5.500% 7/15/77 BBB- 194,689
630 Enbridge Inc 5.750% 7/15/80 BBB- 576,713
155 Enbridge Inc 6.000% 1/15/77 BBB- 144,858
295 Energy Transfer LP 6.500% N/A (3) BB 261,075
60 Energy Transfer LP 7.125% N/A (3) BB 50,550
223 Transcanada Trust 5.500% 9/15/79 BBB- 188,947
300 Transcanada Trust 5.600% 3/07/82 BBB- 253,662
Total Oil, Gas & Consumable Fuels 2,026,997
Trading Companies & Distributors - 3.9%
2,600 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 2,442,133
255 AerCap Holdings NV 5.875% 10/10/79 BB+ 236,525
580 Air Lease Corp 4.650% N/A (3) BB+ 476,295
Total Trading Companies & Distributors 3,154,953
U.S. Agency - 1.4%
615 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 539,663
640 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 556,800
Total U.S. Agency 1,096,463
Wireless Telecommunication Services - 1.1%
860 Vodafone Group PLC 7.000% 4/04/79 BB+ 881,500
Total Wireless Telecommunication Services 881,500
Total $1,000 Par (or similar) Institutional Preferred (cost $70,339,924) 63,303,972

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPT
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X 33,515,696 CONTINGENT CAPITAL SECURITIES - 41.7% (27.8% of Total Investments)
X 33,515,696
Banks - 33.9%
$ 225 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (3) Ba2 $ 179,342
1,355 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 1,235,665
740 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 653,050
1,600 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 1,536,000
745 Barclays PLC 8.000% N/A (3) BBB- 687,188
1,600 Barclays PLC 7.750% N/A (3) BBB- 1,505,632
1,000 Barclays PLC 6.125% N/A (3) BBB- 858,900
675 Barclays PLC 8.000% N/A (3) BBB- 591,233
1,890 BNP Paribas SA, 144A 6.625% N/A (3) BBB 1,800,981
740 BNP Paribas SA, 144A 7.750% N/A (3) BBB 706,700
250 BNP Paribas SA, 144A 9.250% N/A (3) BBB 257,100
1,835 Credit Agricole SA, 144A 8.125% N/A (3) BBB 1,818,122
2,730 HSBC Holdings PLC 6.375% N/A (3) BBB 2,587,016
1,655 HSBC Holdings PLC 6.000% N/A (3) BBB 1,462,193
285 ING Groep NV , Reg S 6.750% N/A (3) BBB 267,188
2,545 ING Groep NV 6.500% N/A (3) BBB 2,352,126
3,200 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 3,033,888
580 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 499,985
1,880 NatWest Group PLC 6.000% N/A (3) Baa3 1,762,312
480 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 449,506
250 Societe Generale SA, 144A 9.375% N/A (3) BB+ 237,350
1,730 Societe Generale SA, 144A 7.875% N/A (3) BB+ 1,652,842
345 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 243,259
365 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 344,212
550 UniCredit SpA , Reg S 8.000% N/A (3) BB- 530,887
Total Banks 27,252,677
Capital Markets - 7.8%
2,900 Credit Suisse Group AG, 144A 7.500% N/A (3) C 108,750
620 Credit Suisse Group AG, 144A 9.750% N/A (3) C 23,250
1,000 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 37,500
2,000 Deutsche Bank AG 6.000% N/A (3) Ba2 1,489,800
1,570 UBS Group AG, 144A 7.000% N/A (3) BBB 1,471,875
3,475 UBS Group AG , Reg S 6.875% N/A (3) BBB 3,131,844
Total Capital Markets 6,263,019
Total Contingent Capital Securities (cost $42,012,415) 33,515,696
Shares Description (1) Coupon Ratings (2) Value
X 21,285,964 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 26.5% (17.7% of Total Investments)
X 21,285,964
Banks - 7.6%
4,740 CoBank ACB 6.200% BBB+ $ 452,670
15,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 1,462,500
19,366 Fifth Third Bancorp 6.625% Baa3 474,467
43,000 KeyCorp 6.200% Baa3 954,600
8,100 KeyCorp 6.125% Baa3 182,169
31,600 New York Community Bancorp Inc 6.375% Ba2 739,756
21,268 Regions Financial Corp 6.375% Baa3 509,581
10,600 Regions Financial Corp 5.700% Baa3 245,284
11,558 Synovus Financial Corp 5.875% BB- 244,567
16,400 Wells Fargo & Co 4.750% Baa2 329,968
7,900 Western Alliance Bancorp 4.250% Ba3 124,820
15,308 Wintrust Financial Corp 6.875% BB 362,341
Total Banks 6,082,723

Shares   Description (1) Coupon Ratings (2) Value
Capital Markets - 3.0%
5,207 Goldman Sachs Group Inc/The 5.500% BB+ $ 130,696
19,451 Morgan Stanley 6.875% BBB 493,666
33,800 Morgan Stanley 5.850% BBB 845,338
7,300 Morgan Stanley 6.500% BBB 190,822
16,433 Morgan Stanley 6.375% BBB 412,961
12,974 Morgan Stanley 7.125% BBB 330,578
Total Capital Markets 2,404,061
Consumer Finance - 0.2%
11,900 Synchrony Financial 5.625% BB- 201,705
Total Consumer Finance 201,705
Diversified Telecommunication Services - 0.2%
8,700 AT&T Inc 4.750% BBB- 181,656
Total Diversified Telecommunication Services 181,656
Financial Services - 3.1%
12,213 AgriBank FCB 6.875% BBB+ 1,221,300
18,500 Equitable Holdings Inc 5.250% BBB- 397,195
35,623 Voya Financial Inc 5.350% BBB- 869,201
Total Financial Services 2,487,696
Food Products - 2.3%
31,207 CHS Inc 7.100% N/R 773,934
31,132 CHS Inc 6.750% N/R 780,791
10,959 CHS Inc 7.875% N/R 286,687
Total Food Products 1,841,412
Insurance - 7.4%
43,600 American Equity Investment Life Holding Co 5.950% BB 1,005,416
23,700 American Equity Investment Life Holding Co 6.625% BB 565,956
38,688 Aspen Insurance Holdings Ltd 5.950% BB+ 933,154
16,280 Aspen Insurance Holdings Ltd 5.625% BB+ 333,740
12,000 Assurant Inc 5.250% Baa3 255,240
24,100 Athene Holding Ltd 6.375% BBB 543,455
27,700 Athene Holding Ltd 6.350% BBB 600,813
23,000 Enstar Group Ltd 7.000% BBB- 526,700
26,902 Reinsurance Group of America Inc 5.750% BBB+ 681,428
11,600 Reinsurance Group of America Inc 7.125% BBB+ 304,500
9,463 Selective Insurance Group Inc 4.600% BBB- 164,183
Total Insurance 5,914,585
Oil, Gas & Consumable Fuels - 2.1%
5,100 Energy Transfer LP 7.600% BB 117,912
31,634 NuStar Energy LP 12.065% B2 783,574
24,163 NuStar Energy LP 10.942% B2 557,440
10,020 NuStar Logistics LP 11.994% B 255,911
Total Oil, Gas & Consumable Fuels 1,714,837
Trading Companies & Distributors - 0.6%
11,571 Air Lease Corp 6.150% BB+ 253,289
7,500 WESCO International Inc 10.625% B+ 204,000
Total Trading Companies & Distributors 457,289
Total $25 Par (or similar) Retail Preferred (cost $23,269,586) 21,285,964

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,268,077 CORPORATE BONDS - 1.6% (1.0% of Total Investments)
X 1,268,077
Banks - 1.2%
$ 1,000 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 989,302
Total Banks 989,302
Insurance - 0.4%
295 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 278,775
Total Insurance 278,775
Total Corporate Bonds (cost $1,446,250) 1,268,077
Total Long-Term Investments (cost $137,068,175) 119,373,709
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.3% (0.9% of Total Investments)
X 1,031,677 REPURCHASE AGREEMENTS - 1.3% (0.9% of Total Investments)
X 1,031,677
$ 1,032 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$1,031,801, collateralized by $1,150,800, U.S. Treasury
Note, 0.750%, due 5/31/26, value $1,052,334
1.440% 5/01/23 $ 1,031,677
Total Repurchase Agreements (cost $1,031,677) 1,031,677
Total Short-Term Investments (cost $1,031,677) 1,031,677
Total Investments (cost $ 138,099,852 ) - 149 .9% 120,405,386
Borrowings - (49.2)% (7),(8) (39,500,000)
Reverse Repurchase Agreements, including accrued interest - (1.9)%(9) (1,515,656)
Other Assets & Liabilities, Net -  1.2% 945,397
Net Assets Applicable to Common Shares - 100% $ 80,335,127

Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ 1,990,032 $ 61,313,940 $ – $ 63,303,972
Contingent Capital Securities – 33,515,696 – 33,515,696
$25 Par (or similar) Retail Preferred 19,611,994 1,673,970 – 21,285,964
Corporate Bonds – 1,268,077 – 1,268,077
Short-Term Investments:
Repurchase Agreements – 1,031,677 – 1,031,677
Total
$ 21,602,026 $ 98,803,360 $ – $ 120,405,386
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $1,991,375 have been pledged as collateral for reverse repurchase agreements.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) Borrowings as a percentage of Total Investments is 32.8%.
(8) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(9) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 1.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.